Supplemental Cash Flow Information	12 Months Ended
Mar. 31, 2024
Statement of cash flows, additional disclosures [Abstract]
Supplemental Cash Flow Information	Supplemental Cash Flow Information
The changes in non-cash working capital are as follows:

	Years ended March 31,	Nine months ended March 31
	2024	2023
	$	$
Accounts receivable	(4,333)	2,966
Biological assets	(46,450)	(50,950)
Inventory	50,065	49,509
Prepaid and other current assets	(548)	(16,655)
Accounts payable and accrued liabilities	(15,699)	(8,080)
Income taxes payable	1,230	98
Deferred revenue	133	(467)
Provisions	—	(1,281)
Deposits	$—	16
Other current liabilities	(25)	8
Changes in non-cash working capital	(15,627)	(24,836)

Additional supplementary cash flow information is as follows:

	Years ended March 31,	Nine months ended March 31
	2024	2023
	$	$
Property, plant and equipment in accounts payable	(255)	(193)
Right-of-use asset additions	—	555
Amortization of prepaids	14,416	19,901
Interest paid	11,700	16,933
Interest received	(3,610)	(1,949)
Included in restricted cash as of March 31, 2024 is $3.4 million (March 31, 2023 – $3.4 million) attributed to collateral held for letters of credit and corporate credit cards, nil (March 31, 2023 – $6.0 million) related to the Bevo acquisition, $0.8 million (March 31, 2023 – nil) related to the MedReleaf Australia acquisition, $22.7 million (March 31, 2023 – $20.7 million) for self-insurance, $0.1 million (March 31, 2023 – $0.1 million) attributed to international subsidiaries, and $38.8 million (March 31, 2023 – $35.7 million) of funds reserved for the segregated cell program for insurance coverage.